Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Contributed equity	$ 544,731,830	$ 542,105,187
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	535,069,876	532,443,233
Options over ordinary shares - listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954